Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (2,291,283)	$ (2,987,985)	$ (2,478,622)	$ (3,789,643)	$ (5,279,268)	$ (6,268,265)		$ (11,114,179)	$ (13,498,626)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization					99,102	100,059		199,225	203,286
Operating lease right-of-use asset					(5,138)	11,455		6,913	28,507
Accrued PIK Interest					126,252	301,515		375,629
Debt discount amortization					321,247	870,333		1,187,656	1,499,596
Share-based compensation					307,734	1,382,721		2,301,735	3,887,852
PPP Loan Forgiveness									(361,605)
Loss on conversion of convertible notes payable									290,109
Bad debt expense					106,959
Deferred offering cost write-off					848,531
Change in operating assets and liabilities:
Accounts receivable					1,759,028	1,113,987		1,121,030	(2,592,005)
Prepaid expense					87,497	(252,787)		(77,685)	38,487
Security deposit									(74,068)
Increase (decrease) in:
Accounts payable and accrued expenses					(192,254)	(678,100)		715,178	4,094,180
Total adjustments					3,458,958	2,849,183		5,829,681	7,014,339
Net cash used in operating activities					(1,820,310)	(3,419,082)		(5,284,498)	(6,484,287)
Net cash used in investing activities
Acquisition of Fixed Assets						(2,061)		(2,043)	0
Net cash used in investing activities						(2,061)		(2,043)	0
Cash flows from financing activities
Proceeds from convertible notes payable, net of cash discount					2,170,000			2,364,400	6,863,642
Payables to stockholder founders’ forgiveness								(510,000)	102,000
Forgiveness of stockholder payables						(510,000)
Proceeds from issuance of common stock pursuant to exercise of warrants						1,285,832		1,285,833	2,094,148
Deferred offering cost						(242,000)		(468,531)	(380,000)
Proceeds from issuance of stock									48
Proceeds from issuance of stock upon exercise of Employee Options								19,996	0
Net cash provided by financing activities					2,170,000	533,832		2,691,678	8,679,838
Net increase (decrease) in cash and cash equivalents					349,690	(2,887,311)		(2,594,863)	2,195,551
Cash and cash equivalents – Beginning of period		$ 792,337		$ 3,387,200	792,337	3,387,200	$ 499,889	3,387,200	1,191,649
Cash and cash equivalents – End of period	$ 1,142,027		$ 499,889		1,142,027	499,889	$ 1,142,027	792,337	3,387,200
Supplemental disclosures of non-cash flow investing and financing activities:
Deferred debt discount on convertible note payable					720,975			(324,212)	1,613,145
Conversion of convertible notes payable and accrued interest to common shares					$ 2,719,342	7,919,007		7,974,007	$ 4,339,353
Deemed Dividend from Inducement to Exercise Warrants						$ 28,600		$ 28,600